Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

17.  Leases

Lease obligations

Lease obligations as at December 31 are as follows:

	2019			2018
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Hydro-electrical installations (including power lines and concessions)	—	—	—	52,428	12,577	65,005
Other leases	16,972	8,900	25,872	1,044	422	1,466
Total	16,972	8,900	25,872	53,472	12,999	66,471

On May 25, 2012, FerroAtlàntica, S.A., as financial lessee, entered into a sale and leaseback agreement (the ‘‘Hydro-electric Finance Lease’’) with respect to certain hydro-electric assets in Spain. The financial lessee’s obligations under the Hydro-electric Finance Lease were secured by such hydro-electric assets. Payments in respect of the Hydro-electric Finance Lease were to be made in 120 installments, which commenced on May 25, 2012 and were due to continue until maturity on May 25, 2022. The outstanding amounts under this loan accrued interest at a rate equal to six-month EURIBOR plus 3.5%.  FAU prepaid the outstanding installments before the Company sold that entity on August 30, 2019.

During the year ended December, 31, 2019 the Company likewise terminated the leases of its Spanish hydroelectric facilities pursuant to the sale of FAU.

The detail, by maturity, of the non-current payment obligations under finance leases as of December 31, 2019 is as follows:

	2021	2022	2023	2024	2025 and after	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	6,898	4,835	3,603	920	716	16,972
Total	6,898	4,835	3,603	920	716	16,972

Future net minimum lease payments are as follows:

	Undiscounted minimum lease payments		Present value of minimum lease payments
	2019	2018	2019	2018
	US$'000	US$'000	US$'000	US$'000
Within 1 year	10,161	13,362	8,900	12,999
Between 1 and 5 years	17,569	61,556	16,256	53,472
After 5 years	911	—	716	—
Total minimum lease payments	28,641	74,918	25,872	66,471
Less: amounts representing finance lease charges	2,769	8,447	—	—
Present value of minimum lease payments	25,872	66,471	25,872	66,471